Subsequent Events (Details) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 13, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Impairment of long-lived assets		$ 0	$ 0	$ 0	$ 0
Northern District of Mississippi Environmental Matter
Subsequent Event [Line Items]
Agree to probation years	3 years
Northern District of Mississippi Environmental Matter | Subsequent Event
Subsequent Event [Line Items]
Agree to probation years	3 years
Federal Government | Northern District of Mississippi Environmental Matter
Subsequent Event [Line Items]
Litigation settlement, amount due to third-party	$ 3,000,000
Yearly installment amount	1,000,000
Special assessment amount	125
Federal Government | Northern District of Mississippi Environmental Matter | Subsequent Event
Subsequent Event [Line Items]
Litigation settlement, amount due to third-party	3,000,000
Yearly installment amount	1,000,000
Special assessment amount	125
Mississippi Commission On Environmental Quality | Northern District of Mississippi Environmental Matter
Subsequent Event [Line Items]
Litigation settlement, amount due to third-party	1,500,000
Mississippi Commission On Environmental Quality | Northern District of Mississippi Environmental Matter | Subsequent Event
Subsequent Event [Line Items]
Litigation settlement, amount due to third-party	1,500,000
Desoto County Regional Utility Authority | Northern District of Mississippi Environmental Matter
Subsequent Event [Line Items]
Litigation settlement, amount due to third-party	500,000
Desoto County Regional Utility Authority | Northern District of Mississippi Environmental Matter | Subsequent Event
Subsequent Event [Line Items]
Litigation settlement, amount due to third-party	$ 500,000